Significant Accounting Policies - Summary of Estimated Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2020
Leasehold Improvements
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	Over the lease terms
Music Education Equipment
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	5 years
Bottom of Range | Furniture and Fixtures
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	3 years
Bottom of Range | Office Equipment
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	3 years
Top of Range | Furniture and Fixtures
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	4 years
Top of Range | Office Equipment
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	5 years